Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation

11.Stock-based Compensation

Stock Incentive Plan

In March 2018, the Company established the 2018 Stock Incentive Plan, or the 2018 Plan, under which the Company may grant incentive stock options, non-statutory options, stock appreciation rights, awards of restricted stock, restricted stock units and other stock-based awards, collectively referred to as the Awards. Employees, officers, directors, consultants and advisors are eligible to receive awards under the 2018 Plan; however incentive stock options may only be granted to employees.

As of March 31, 2025 and December 31, 2024, the total number of shares of common stock reserved for issuance under the 2018 Plan was 6,657,329 shares. Shares of unused common stock underlying any Awards that are forfeited, canceled or reacquired by the Company prior to vesting will again be available for the grant of Awards under the 2018 Plan. Shares underlying any Awards that are forfeited, canceled, or reacquired by the Company prior to vesting, satisfied without the issuance of stock or otherwise terminated and shares that are withheld upon exercise of an option of settlement of an award to cover the exercise price or tax withholding shall be added back to the shares available for issuance under the 2018 Plan. As of March 31, 2025 and December 31, 2024, the Company had 1,038,786 shares and 1,023,786 shares, respectively, remaining available for grant under the 2018 Plan.

The 2018 Plan is administered by the Board. The Board determines the exercise prices for stock options, which may not be less than 100% of the fair market value of the Company’s common stock on the date of grant, vesting terms, and other restrictions. The Board also determines the fair value the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant. Stock options granted under the 2018 Plan expire ten years after the grant date, unless the Board sets a shorter term, and typically vest over four years.

Subsequent events

As further discussed in Note 19, Subsequent Events, the Company completed its Merger with Cara in April 2025. Upon closing of the Merger, the Company’s 2025 Equity Incentive Plan (the 2025 Plan) and 2025 Employee Stock Purchase Plan (the 2025 ESPP), both approved during a special meeting of Cara’s stockholders on April 1, 2025, also became effective.

Fair Value Inputs

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model.The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected option term is calculated based on the simplified method for awards with service-based conditions, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted:

For the Three Months
Ended March 31,
2024
Per share fair value of common stock	$0.62
Expected volatility	73.8%
Expected dividends	0%
Expected term (in years)	5.9
Risk-free rate	3.93%

There were no options granted during the three months ended March 31, 2025.

Stock Options

The following table summarizes option activity during the three months ended March 31, 2025:

		Weighted-	Weighted-Average
	Number of	Average Exercise	Remaining Contractual	Intrinsic Value (In
	Options	Price	Term (In Years)	Thousands)
Outstanding as of January 1, 2025	5,435,629	$0.43	6.06	$2,914
Exercised	(5,416)	0.63
Forfeited/expired	(15,000)	0.09
Outstanding as of March 31, 2025	5,415,213	$0.43	5.82	$2,899
Options exercisable as of March 31, 2025	4,775,534	$0.39	5.61	$2,747
Vested and expected to vest as of March 31, 2025	5,415,213	$0.43	5.82	$2,899

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised during each of the three months ended March 31, 2025 and 2024 was less than $0.1 million.

The following table illustrates the classification of stock-based compensation in the condensed statements of operations and comprehensive loss (in thousands):

	For the Three Months Ended March 31,
	2025	2024
Research and development	$29	$29
General and administrative	51	52
Total stock-based compensation	$80	$81

As of March 31, 2025, there was $0.3 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 1.25 years.

11.Stock-based Compensation

Stock Incentive Plan

In March 2018, the Company established the 2018 Stock Incentive Plan, or the 2018 Plan, under which the Company may grant incentive stock options, non-statutory options, stock appreciation rights, awards of restricted stock, restricted stock units and other stock-based awards, collectively referred to as the Awards. Employees, officers, directors, consultants and advisors are eligible to receive awards under the 2018 Plan; however incentive stock options may only be granted to employees.

As of December 31, 2024 and 2023, the total number of shares of common stock reserved for issuance under the 2018 Plan was 6,657,329 shares. Shares of unused common stock underlying any Awards that are forfeited, canceled or reacquired by the Company prior to vesting will again be available for the grant of Awards under the 2018 Plan. Shares underlying any Awards that are forfeited, canceled, or reacquired by the Company prior to vesting, satisfied without the issuance of stock or otherwise terminated and shares that are withheld upon exercise of an option of settlement of an award to cover the exercise price or tax withholding shall be added back to the shares available for issuance under the 2018 Plan. As of December 31, 2024 and 2023, the Company had 1,023,786 shares and 1,013,786 shares, respectively, remaining available for grant under the 2018 Plan.

The 2018 Plan is administered by the Board. The Board determines the exercise prices for stock options, which may not be less than 100% of the fair market value of the Company’s common stock on the date of grant, vesting terms, and other restrictions. The Board also determines the fair value the Company’s common stock, taking into consideration its most recently available valuation of common stock performed by third parties as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant. Stock options granted under the 2018 Plan expire ten years after the grant date, unless the Board sets a shorter term, and typically vest over four years.

Fair Value Inputs

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected option term is calculated based on the simplified method for awards with service-based conditions, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table presents, on a weighted-average basis, the assumptions used in the Black- Scholes option-pricing model to determine the fair value of stock options granted:

	For the Year Ended
	December 31,
	2024	2023
Per share fair value of common stock	$0.62	$0.52
Expected volatility	73.8%	67.4%
Expected dividends	0%	0%
Expected term (in years)	5.9	6.1
Risk-free rate	3.93%	3.56%

Stock Options

The following table summarizes option activity during the year ended December 31, 2024:

		Weighted-	Weighted-Average
	Number of	Average	Remaining Contractual	Intrinsic Value
	Options	Exercise Price	Term (In Years)	(In Thousands)
Outstanding as of January 1, 2024	5,509,379	$0.43	7.04	$2,699
Granted	25,000	0.92	—	—
Exercised	(63,750)	0.08	—	—
Forfeited/expired	(35,000)	0.82	—	—
Outstanding as of December 31, 2024	5,435,629	$0.43	6.06	$2,914
Options exercisable as of December 31, 2024	4,582,807	$0.38	5.78	$2,700
Vested and expected to vest as of December 31, 2024	5,435,629	$0.43	6.06	$2,914

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock. The aggregate intrinsic value of stock options exercised during each of the years ended December 31, 2024 and 2023 was less than $0.1 million.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2024 and 2023 was $0.62 and $0.52, respectively.

As of December 31, 2024, there was $0.3 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted-average period of 1.38 years.

The following table illustrates the classification of stock-based compensation in the statements of operations (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Research and development	$169	$111
General and administrative	150	203
Total stock-based compensation	$319	$314

Cara Therapeutics, Inc.
Stock-Based Compensation

14.Stock-Based Compensation

2019 Inducement Plan

In October 2019, Cara’s Board of Directors adopted the 2019 Inducement Plan (the “2019 Plan”) which was a non-stockholder approved stock plan adopted pursuant to the “inducement exception” provided under Nasdaq Listing Rule 5635(c)(4) (“Rule 5635”) for the purpose of awarding (i) non-statutory stock options, (ii) restricted stock awards, (iii) restricted stock unit awards, (iv) other stock awards (collectively, the Inducement Awards) to new employees of Cara, as inducement material to such new employees entering into employment with Cara. In November 2019, Cara filed a Registration Statement on Form S-8 with the SEC covering the offering of up to 8,333 shares of its common stock, par value $0.001, pursuant to Cara’s 2019 Plan. Initial grants of Inducement Awards made to employees vested as to 25% on the first anniversary of the date of grant and the balance ratably over the next 36 months and subsequent grants vested monthly over a period of four years from the grant date.

2014 Equity Incentive Plan

Cara’s 2014 Equity Incentive Plan (the “2014 Plan”) was administered by Cara’s Board of Directors or a duly authorized committee thereof, referred to as the Plan administrator. The 2014 Plan provided for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards and other forms of equity compensation, collectively referred to as Stock Awards. Additionally, the 2014 Plan provided for the grant of performance cash awards. Incentive stock options could be granted only to employees. All other awards could be granted to employees, including officers, non-employee directors, and consultants. No incentive stock options could be granted under the 2014 Plan after the tenth anniversary of the effective date of the 2014 Plan. Stock Awards granted under the 2014 Plan vested at the rate specified by the Plan administrator. Initial grants of Stock Awards made to employees and non-employee consultants generally vested as to 25% on the first anniversary of the date of grant and the balance ratably over the next 36 months and subsequent grants generally vested monthly over a period of four years from the grant date, or upon the probable achievement of corporate goals. Stock options initially granted to members of Cara’s Board of Directors generally vested over a period of three years in equal quarterly installments from the date of the grant, subject to the option holder’s continued service as a director through such date. Subsequent grants to directors that were made automatically at Annual Meetings of Stockholders vested fully on the earlier of the first anniversary of the date of grant and the next Annual Meeting of Stockholders. The Plan administrator determined the term of Stock Awards granted under the 2014 Plan up to a maximum of ten years. The maximum number of shares that could be issued pursuant to the exercise of incentive stock options under the 2014 Plan was 833,333.

Restricted Stock Units

Under the 2014 Plan, there were no restricted stock units granted during each of the three months ended March 31, 2025 and 2024. No restricted stock units were granted under the 2019 Inducement Plan during the three months ended March 31, 2025 and 2024.

As of March 31, 2025, Cara’s restricted stock units consisted of time-based restricted stock units. All performance-based restricted stock units either vested or were forfeited in 2024. For time-based restricted stock units, Cara recognized compensation expense associated with these restricted stock units ratably over the award’s vesting period following the grant date. For performance-based restricted stock units, vesting was contingent on the achievement of certain performance targets, subject to the recipient’s continuous service through each performance target. Recognition of compensation expense associated with these performance-based awards began when, and to the extent, the performance criteria were probable of achievement and the employee had met the service conditions.

During the three months ended March 31, 2025 and 2024, Cara recognized compensation expense relating to restricted stock units as follows:

	Three Months Ended
	March 31,
	2025	2024
Research and development	$—	$255
General and administrative	326	1,357
Total restricted stock unit expense	$326	$1,612

A summary of restricted stock unit activity related to employees and non-employee members of Cara’s Board of Directors as of and for the three months ended March 31, 2025 is presented below:

		Weighted
	Number of	Average Grant
	Units	Date Fair Value
Outstanding, December 31, 2024	26,638	$52.53
Awarded	—	—
Vested and released	(792)	447.95
Forfeited	—	—
Outstanding, March 31, 2025	25,846	$40.39
Restricted stock units exercisable (vested and deferred), March 31, 2025	—

Stock Options

Under the 2014 Plan, there were no stock options granted during the three months ended March 31, 2025. Cara granted 52,087 stock options during the three months ended March 31, 2024. No stock options were granted under the 2019 Inducement Plan during the three months ended March 31, 2025 and 2024. There was no stock compensation expense recognized for the stock options granted during the three months ended March 31, 2024 as these were performance-based options that were not probable of achievement as of March 31, 2024. The fair values of stock options granted during the three months ended March 31, 2024 were estimated as of the dates of grant using the Black-Scholes option pricing model with the following assumptions:

	Three Months Ended
	March 31,
	2025	2024
Risk-free interest rate	—	4.12%
Expected volatility	—	89.6%
Expected dividend yield	—	0%
Expected life of employee and Board options (in years)	—	6.25

The weighted-average grant date fair value per share of options granted to employees and non-employee members of Cara’s Board of Directors for their Board service during the three months ended March 31, 2024 was $27.36. No options were granted to non-employee consultants during the three months ended March 31, 2025 and 2024.

During the three months ended March 31, 2025 and 2024, Cara recognized compensation expense relating to stock options as follows:

	Three Months Ended
	March 31,
	2025	2024
Research and development	$—	$504
General and administrative	1,100	1,229
Total stock option expense	$1,100	$1,733

A summary of stock option award activity related to employees and non-employee members of Cara’s Board of Directors as of and for the three months ended March 31, 2025 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price
Outstanding, December 31, 2024	113,487	$319.80
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, March 31, 2025	113,487	$319.80
Options exercisable, March 31, 2025	64,989

Cara does not expect to realize any tax benefits from its stock option activity or the recognition of stock-based compensation expense because Cara currently has net operating losses and has a full valuation allowance against its deferred tax assets. Accordingly, no amounts related to excess tax benefits have been reported in cash flows from operations for each of the three months ended March 31, 2025 and 2024.

On April 15, 2025, the Merger was consummated and the Combined Company assumed and approved certain incentive plans. In addition, all remaining unvested Cara options and restricted stock units as of March 31, 2025 fully vested on April 15, 2025 (see Note 18, Subsequent Events).

15.Stock-Based Compensation

2019 Inducement Plan

In October 2019, the Company’s Board of Directors adopted the 2019 Inducement Plan, or the 2019 Plan, which is a non-stockholder approved stock plan adopted pursuant to the “inducement exception” provided under Nasdaq Listing Rule 5635(c)(4), or Rule 5635, for the purpose of awarding (i) non-statutory stock options, (ii) restricted stock awards, (iii) restricted stock unit awards, (iv) other stock awards (collectively, the Inducement Awards) to new employees of the Company, as inducement material to such new employees entering into employment with the Company. In November 2019, the Company filed a Registration Statement on Form S-8 with the SEC covering the offering of up to 25,000 shares of its common stock, par value $0.001, pursuant to the Company’s 2019 Plan. No stock options were granted under the 2019 Plan during the years ended December 31, 2024, 2023 and 2022. Initial grants of Inducement Awards made to employees vest as to 25% on the first anniversary of the date of grant and the balance ratably over the next 36 months and subsequent grants vest monthly over a period of four years from the grant date. As of December 31, 2024, 8,333 shares remained available for grant pursuant to the Plan.

2014 Equity Incentive Plan

The Company’s 2014 Equity Incentive Plan, or the 2014 Plan, is administered by the Company’s Board of Directors or a duly authorized committee thereof, referred to as the Plan administrator. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards and other forms of equity compensation, collectively referred to as Stock Awards. Additionally, the 2014 Plan provides for the grant of performance cash awards. Incentive stock options may be granted only to employees. All other awards may be granted to employees, including officers, non-employee directors, and consultants. No incentive stock options may be granted under the 2014 Plan after the tenth anniversary of the effective date of the 2014 Plan. Stock Awards granted under the 2014 Plan vest at the rate specified by the Plan administrator. Initial grants of Stock Awards made to employees and non-employee consultants generally vest as to 25% on the first anniversary of the date of grant and the balance ratably over the next 36 months and subsequent grants vest monthly over a period of four years from the grant date. Stock options initially granted to members of the Company’s Board of Directors vest over a period of three years in equal quarterly installments from the date of the grant, subject to the option holder’s continued service as a director through such date. Subsequent grants to directors that are made automatically at Annual Meetings of Stockholders vest fully on the earlier of the first anniversary of the date of grant and the next Annual Meeting of Stockholders. The Plan administrator determines the term of Stock Awards granted under the 2014 Plan up to a maximum of ten years.

The aggregate number of shares of the Company’s common stock reserved for issuance under the 2014 Plan has automatically increased on January 1 of each year, beginning on January 1, 2015 and continued to increase on January 1 of each year through and including January 1, 2024, by 3% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company’s Board of Directors. On January 1, 2024, the aggregate number of shares of common stock that may be issued pursuant to Stock Awards under the 2014 Plan automatically increased from 338,973 to 384,373. The maximum number of shares that may be issued pursuant to the exercise of incentive stock options under the 2014 Plan is 833,333 shares.

Restricted Stock Units

Under the 2014 Plan, the Company granted 25,108 restricted stock units, 16,699 restricted stock units, and 13,172 restricted stock units for the years ended December 31, 2024, 2023 and 2022, respectively. No restricted stock units were granted under the 2019 Inducement Plan during the years ended December 31, 2024, 2023 and 2022.

The weighted average grant date fair value per share of restricted stock units granted to employees and non-employee members of the Company’s Board of Directors during the years ended December 31, 2024, 2023 and 2022 were $23.76, $281.16, and $363.60, respectively.

As of December 31, 2024, the Company’s restricted stock units consist of time-based restricted stock units. All remaining performance-based restricted stock units either vested or were forfeited in the first quarter of 2024. For time-based restricted stock units, the Company recognizes compensation expense associated with these restricted stock units ratably over the award’s vesting period following the grant date. For performance-based restricted stock units, vesting was contingent on the achievement of certain performance targets, subject to the recipient’s continuous service through each performance target. Recognition of compensation expense associated with these performance-based awards began when, and to the extent, the performance criteria were probable of achievement and the employee had met the service conditions.

During the years ended December 31, 2024, 2023 and 2022, the Company recognized compensation expense relating to restricted stock units as follows:

	Year Ended December 31,
	2024	2023	2022
Research and development	$248	$476	$765
General and administrative	2,391	1,647	3,321
Total restricted stock unit expense	$2,639	$2,123	$4,086

A summary of restricted stock unit activity related to employees and non-employee members of the Company’s Board of Directors as of and for the year ended December 31, 2024 is as follows:

		Weighted
	Number of	Average Grant
	Units	Date Fair Value
Outstanding, December 31, 2023	15,731	$333.72
Awarded	25,108	23.76
Vested and released	(10,390)	288.72
Forfeited	(3,811)	380.52
Outstanding, December 31, 2024	26,638	$52.53
Restricted stock units exercisable (vested and deferred), December 31, 2024	—

Stock Options

A summary of the Company’s stock option activity related to employees, non-employee members of the Board of Directors and non-employee consultants for the 2014 Plan as of and for the year ended December 31, 2024 is as follows:

		Weighted	Aggregate
	Number of	Average Exercise	Intrinsic
	Shares	Price	Value
Outstanding, December 31, 2023	219,379	$467.64
Granted	84,587	30.96
Exercised	—	—
Forfeited	(91,980)	182.88
Expired	(98,499)	529.29
Outstanding, December 31, 2024	113,487	$319.86	$—
Weighted average remaining contractual life as of December 31, 2024 (in years)	7.32
Options exercisable, December 31, 2024	61,867	$454.26	$—
Weighted average remaining contractual life as of December 31, 2024 (in years)	6.08
Options vested and expected to vest as of December 31, 2024	113,487	$319.86	$—
Weighted average remaining contractual life as of December 31, 2024 (in years)	7.32

The total fair value of options vested during the years ended December 31, 2024, 2023 and 2022 was $10,768, $12,810, and $14,156, respectively. The intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022 was $0, $476, and $118, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company granted 84,587, 55,685 and 52,776 stock options, respectively, to employees and non-employee members of the Board of Directors. There were no options granted to nonemployee consultants during the years ended December 31, 2024, 2023 and 2022. The fair values of the stock options granted to those groups were estimated using the Black-Scholes option valuation model with the following ranges of assumptions (see Note 2, Summary of Significant Accounting Policies – Stock-Based Compensation):

	Year Ended December 31,
	2024	2023	2022
Risk-free interest rate	4.12% - 4.34%	3.38% - 4.65%	1.70% - 4.21%
Expected volatility	89.6% - 89.8%	76.3% - 81.3%	77.7% - 81.9%
Expected dividend yield	0%	0%	0%
Expected life of employee and Board options (in years)	6.25	6.25	6.25

The weighted average grant date fair value of options granted to employees and non-employee members of the Board of Directors for their Board service during the years ended December 31, 2024, 2023 and 2022 was $23.76, $207.00, and $261.00, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company recognized compensation expense relating to stock options as follows:

	Year Ended December 31,
	2024	2023	2022
Research and development	$1,016	$5,973	$7,222
General and administrative	5,274	5,634	6,426
Total stock option expense	$6,290	$11,607	$13,648

As of December 31, 2024, the total compensation expense relating to unvested options granted to employees and non-employee members of the Board of Directors that had not yet been recognized was $4,146, which is expected to be realized over a weighted average period of 0.84 years. The Company will issue shares upon exercise of options from common stock reserved.

The Company does not expect to realize any tax benefits from its stock option activity or the recognition of stock-based compensation expense because the Company currently has net operating losses and has a full valuation allowance against its deferred tax assets. Accordingly, no amounts related to excess tax benefits have been reported in cash flows from operations for the years ended December 31, 2024, 2023 and 2022.

Stock Award Modifications

In November 2021, the Company and the former President and CEO mutually agreed to a transition from CEO to a consulting role through June 30, 2022, if not terminated earlier per the terms of the consulting agreement. As a result, the Company modified the terms of its former CEO’s outstanding Stock Awards to (1) automatically vest any unvested stock options or time-based restricted stock units that would have vested in the twelve month period following the end of the consulting period if continuous service is achieved with the Company during such twelve-month period; (2) extend the period during which the vested stock options may be exercised through the earlier of (i) eighteen months following the separation date (November 8, 2021); or (ii) the original expiration date applicable to each of the stock options, unless terminated earlier in accordance with the 2014 Plan, if continuous service is achieved with the Company; and (3) extend the period in which performance-based vesting milestones for restricted stock units may be achieved through March 31, 2022, if continuous service is achieved with the Company. The consulting agreement ended on June 30, 2022.

The Company determined that vested Stock Awards which had modifications due to the extension of the exercise period were Type 1 modifications pursuant to ASC 718 because those Stock Awards would have vested before and after the modification. Acceleration of vesting for the Stock Awards that would have vested in the twelve-month period following the consulting term was determined to be a Type 3 modification requiring stock compensation expense pursuant to ASC 718 because absent the modification terms, those Stock Awards would have been forfeited as of the last day that the former CEO provided continuous service as a consultant. In addition, Type 4 performance-based restricted stock units were not considered probable of achieving performance targets on the modification date, but the vesting targets were achieved with respect to 481 performance-based restricted stock units in February 2022, which resulted in additional stock compensation expense being recorded through June 30, 2022.

During the year ended December 31, 2022, total incremental stock compensation expense relating to modifications of stock options, time-based and performance-based restricted stock units of the former CEO was $2,563, which was included in G&A expense. Of this total amount, $1,679 was included in G&A expense in the stock option expense table above for the year ended December 31, 2022 and $884 was included in G&A expense in the restricted stock unit expense table above for the year ended December 31, 2022.